Subsequent events (Details) - USD ($) $ in Millions		1 Months Ended
	Mar. 19, 2025	Feb. 28, 2025
Subsequent events
Cash payments	$ 125
IMGA Acquisition | IMG ARENA
Subsequent events
Percentage of equity interests acquired	100.00%
Fair value of contingent consideration	$ 225
Cash prepayments	100
First tranche additional contingent consideration	25
Second tranche additional contingent consideration	$ 100
Entering into License Agreement | MLB Agreement
Subsequent events
Agreement term		8 years
Entering into License Agreement | MLB Agreement | Class A shares
Subsequent events
maximum number of shares issuable in the agreement		1,855,724